Stock-Based Compensation - Schedule of Weighted-Average Assumptions Underlying the Black-Scholes (Details)	12 Months Ended
Dec. 31, 2024 $ / shares
Schedule of Weighted-Average Assumptions Underlying the Black-Scholes [Abstract]
Risk-free interest rate	3.55%
Expected volatility	103.80%
Expected term	6 years 29 days
Expected dividend yield
Weighted average grant date fair value per option (in Dollars per share)	$ 2.2